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January 21, 2004

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      Vanguard Ohio Tax-Free Funds
         File No. 33-34261

Commissioners:

Enclosed is the 19th Post-Effective Amendment of the Registration Statement on Form N-1A for the Vanguard Ohio Tax-Free Funds (the "Trust"). The purposes of this Amendment are to: (1) comply with new Form N-1A requirements concerning polices related to market timing, fair value pricing, and disclosure of portfolio holdings; and (2) include a number of non-material editorial changes.

Pursuant to Rule 485(a) under the Securities Act of 1933, we request that this Amendment be declared effective on March 22, 2005. Prior to the effective date of the Amendment, Vanguard will submit a Rule 485(b) filing that will include:
(1) text addressing any SEC staff comments; and (2) updated financial statements for each series of the Trust. Pursuant to Rule 485(d)(2), Vanguard will request that the Rule 485(b) filing be declared effective concurrently with this 485(a) filing on March 22, 2005.

Please contact me at (610) 669-1538 with any questions or comments that you have concerning the enclosed Amendment.


Sincerely,



Judith L. Gaines
Associate Counsel
The Vanguard Group, Inc.

Enclosures

cc:      Christian Sandoe, Esq.
         U.S. Securities and Exchange Commission